Mineral, Royalty and Other Interests - Carrying Amount Related to Mineral, Royalty and Other Interests (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Depletion	$ 29,028	$ 29,580
Impairment of mineral, royalty and other interests	4,475	9,104
Carrying Amount	374,206	365,477
Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	614,732	613,329
Net Additions (disposals)	41,996	1,403
Ending Cost	656,728	614,732
Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	249,255	210,544
Depletion	27,684	28,263
Depletion in Ending Inventory	1,108	1,344
Impairment of mineral, royalty and other interests	4,475	9,104
Ending	282,522	249,255
Other Royalties [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	81,061	87,900
Other Royalties [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	203,198	200,602
Net Additions (disposals)	1,577	2,596
Ending Cost	204,775	203,198
Other Royalties [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	115,298	102,114
Depletion	3,941	4,080
Depletion in Ending Inventory	0	0
Impairment of mineral, royalty and other interests	4,475	9,104
Ending	123,714	115,298
Other [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	0	4,791
Other [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	9,461	10,725
Net Additions (disposals)	(4,657)	(1,264)
Ending Cost	4,804	9,461
Other [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	4,670	4,540
Depletion	134	103
Depletion in Ending Inventory	0	27
Impairment of mineral, royalty and other interests	0	0
Ending	4,804	4,670
BRAZIL | Aurizona [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	10,723	10,723
BRAZIL | Aurizona [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	11,033	11,033
Net Additions (disposals)	0	0
Ending Cost	11,033	11,033
BRAZIL | Aurizona [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	310	310
Depletion	0	0
Depletion in Ending Inventory	0	0
Impairment of mineral, royalty and other interests	0	0
Ending	310	310
BRAZIL | Chapada Mine [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	58,926	63,026
BRAZIL | Chapada Mine [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	69,528	69,528
Net Additions (disposals)	0	0
Ending Cost	69,528	69,528
BRAZIL | Chapada Mine [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	6,502	2,737
Depletion	4,100	3,765
Depletion in Ending Inventory	0	0
Impairment of mineral, royalty and other interests	0	0
Ending	10,602	6,502
CANADA | Bachelor Lake [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	465	826
CANADA | Bachelor Lake [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	24,009	23,972
Net Additions (disposals)	20	37
Ending Cost	24,029	24,009
CANADA | Bachelor Lake [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	23,183	19,339
Depletion	381	3,823
Depletion in Ending Inventory	0	21
Impairment of mineral, royalty and other interests	0	0
Ending	23,564	23,183
CANADA | Black Fox [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	9,708	10,960
CANADA | Black Fox [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	37,791	37,761
Net Additions (disposals)	8	30
Ending Cost	37,799	37,791
CANADA | Black Fox [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	26,831	24,395
Depletion	1,260	2,253
Depletion in Ending Inventory	0	183
Impairment of mineral, royalty and other interests	0	0
Ending	28,091	26,831
CANADA | Bracemac Mcleod [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	4,974	6,301
CANADA | Bracemac Mcleod [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	21,495	21,495
Net Additions (disposals)	0	0
Ending Cost	21,495	21,495
CANADA | Bracemac Mcleod [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	15,194	13,378
Depletion	1,327	1,816
Depletion in Ending Inventory	0	0
Impairment of mineral, royalty and other interests	0	0
Ending	16,521	15,194
CANADA | Diavik [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	29,542	35,239
CANADA | Diavik [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	53,111	53,111
Net Additions (disposals)	0	0
Ending Cost	53,111	53,111
CANADA | Diavik [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	17,872	11,792
Depletion	5,697	6,080
Depletion in Ending Inventory	0	0
Impairment of mineral, royalty and other interests	0	0
Ending	23,569	17,872
CANADA | Ming [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	10,204	11,024
CANADA | Ming [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	20,070	20,068
Net Additions (disposals)	0	2
Ending Cost	20,070	20,070
CANADA | Ming [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	9,046	8,585
Depletion	120	185
Depletion in Ending Inventory	700	276
Impairment of mineral, royalty and other interests	0	0
Ending	9,866	9,046
TURKEY | Hod Maden [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	5,818	5,818
TURKEY | Hod Maden [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	5,818	5,818
Net Additions (disposals)	0	0
Ending Cost	5,818	5,818
TURKEY | Hod Maden [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	0	0
Depletion	0	0
Depletion in Ending Inventory	0	0
Impairment of mineral, royalty and other interests	0	0
Ending	0	0
BURKINA FASO | Hounde [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	40,558
BURKINA FASO | Hounde [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	0
Net Additions (disposals)	45,036
Ending Cost	45,036	0
BURKINA FASO | Hounde [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	0
Depletion	4,478
Depletion in Ending Inventory	0
Impairment of mineral, royalty and other interests	0
Ending	4,478	0
BURKINA FASO | Karma Gold [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	16,416	20,086
BURKINA FASO | Karma Gold [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	26,289	26,289
Net Additions (disposals)	0	0
Ending Cost	26,289	26,289
BURKINA FASO | Karma Gold [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	6,203	2,619
Depletion	3,270	2,913
Depletion in Ending Inventory	400	671
Impairment of mineral, royalty and other interests	0	0
Ending	9,873	6,203
MONGOLIA | Hugo North Extension and Heruga Gold Stream [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	35,351	35,351
MONGOLIA | Hugo North Extension and Heruga Gold Stream [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	35,351	35,351
Net Additions (disposals)	0	0
Ending Cost	35,351	35,351
MONGOLIA | Hugo North Extension and Heruga Gold Stream [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	0	0
Depletion	0	0
Depletion in Ending Inventory	0	0
Impairment of mineral, royalty and other interests	0	0
Ending	0	0
MEXICO | Santa Elena [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	2,296	2,876
MEXICO | Santa Elena [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	23,342	23,342
Net Additions (disposals)	12	0
Ending Cost	23,354	23,342
MEXICO | Santa Elena [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	20,466	19,308
Depletion	584	992
Depletion in Ending Inventory	8	166
Impairment of mineral, royalty and other interests	0	0
Ending	21,058	20,466
ARGENTINA | Yamana Silver Stream [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	68,164	70,556
ARGENTINA | Yamana Silver Stream [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	74,236	74,234
Net Additions (disposals)	0	2
Ending Cost	74,236	74,236
ARGENTINA | Yamana Silver Stream [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	3,680	1,427
Depletion	2,392	2,253
Depletion in Ending Inventory	0	0
Impairment of mineral, royalty and other interests	0	0
Ending	$ 6,072	$ 3,680